Components of Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Interest expense, borrowings:
Interest expense	$ 66,159	$ 63,523	$ 60,701
Capitalized interest	(415)	(221)	(425)
Amortization of transaction costs	4,133	4,428	4,249
Interest expense resulting from derivatives	20,819	22,641	23,856
Total interest expense	$ 90,696	$ 90,371	$ 88,381